Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Cash	￦	8,940	7,510
Demand deposits and checking accounts		2,310,431	2,826,227
Time deposits		947,904	2,638,838
Other cash equivalents		1,507,891	2,580,533

	￦	4,775,166	8,053,108

As of December 31, 2022, cash and cash equivalents amounting to
￦
7,638 million of subsidiaries of the Company, such as POSCO, is restricted.